Shareholders' Equity - Share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Share capital	$ 25,485	$ 25,164
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	144,819,265	137,037,518	127,685,599
Share capital	$ 14,481	$ 13,703	$ 12,768
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	110,035,649	114,609,645	119,761,681
Share capital	$ 11,004	$ 11,461	$ 11,976
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	254,854,914	251,647,163
Share capital	$ 25,485	$ 25,164